Debt	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
BETTER THERAPEUTICS OPCO [Member]
Debt [Line Items]
Debt
2. Debt
On May 9, 2020 (the “Origination Date”), the Company received $640 in aggregate loan proceeds (the “PPP Loan”) from Celtic Bank Corporation (the “Lender”) pursuant to the Paycheck Protection Program established under the CARES Act (the Coronavirus Aid, Relief, and

Economic Security Act) of 2020. Payments of principal and interest were deferred for the first ten months following the Origination Date, and the PPP Loan was maturing in two years after the Origination Date. Following the deferral period, the Company will be required to make payments of principal and interest accrued under the PPP Loan in monthly installments of $36 and taking into consideration any portion of the PPP Loan that may be forgiven prior to that time. The PPP Loan bore interest at 1%. On December 30, 2020, the Company applied for loan forgiveness under the CARES Act and received approval of loan forgiveness in May 2021. As a result, the Company has recorded a gain on loan forgiveness on the statements of operations and comprehensive loss and removed the balance from long-term debt on the balance sheet.
On August 18, 2021, we entered into a $50.0 million secured term loan agreement with Hercules Capital, Inc. (“Hercules”). The term loan has a maturity date of August 1, 2025, which can be extended to February 1, 2026, and is secured by substantially all of our assets. Payments due for the term loan are interest-only until March 1, 2023 (subject to extension to September 1, 2023 or September 1, 2024 upon the achievement of certain milestones), after which principal shall be repaid in equal monthly installments. Interest is payable monthly in arrears. The outstanding principal bears interest at the greater of (a) 8.95% or (b) 8.95% plus the prime rate minus 3.25%. Prepayment of the outstanding principal is permitted under the secured term loan agreement and subject to certain prepayment fees. In connection with the secured term loan agreement, we paid an initial facility charge of $212,500. In addition, we will be required to pay an end of term charge of the greater of (a) $892,500 and (b) 5.95% of the aggregate outstanding principal upon repayment of the loan. The secured term loan agreement contains customary representations, warranties, non-financial
covenants, and events of default. We are permitted to borrow the loans in four tranches based on the completion of certain milestones which include, as set forth more fully in the secured term loan agreement: (i) $15.0 million upon the closing of the Business Combination, (ii) $10.0 million when we achieve certain positive clinical trial results sufficient to submit a de-novo
classification request with respect to
BT-001,
(iii) $10.0 million when we have received FDA approval for such marketing of
BT-001
for the improvement of glycemic control in people with type 2 diabetes and received, prior to March 15, 2023, net cash proceeds of at least $40.0 million dollars from equity financings, and (iv) $15.0 million on or before June 15, 2023, subject to Hercules’, approval. In October 2021, we borrowed $10 million under our secured term loan agreement.

5.	Debt
In 2019, the company issued $5,000 in convertible promissory notes. In 2020, the company issued $3,650 additional convertible promissory notes. These notes bore interest at 2.13% per annum and were due upon written demand of the purchaser at any time after July 19, 2020 or upon a change in control. The notes were convertible into series B preferred units upon the occurrence of a series B financing at a price equal to the convertible note principle plus accrued interest divided by the price per series B preferred unit sold to the investors in the series B financing. As of December 31, 2019, accrued interest of $27 was recorded in other accrued liabilities. On August 14, 2020, upon the conversion of the company to a Delaware corporation, the convertible promissory notes and accrued interest were exchanged for an equivalent amount of SAFE agreements as described in Note 6.
On May 9, 2020 (the “Origination Date”), the Company received $640 in aggregate loan proceeds (the “PPP Loan”) from Celtic Bank Corporation (the “Lender”) pursuant to the Paycheck Protection Program established under the CARES Act (the Coronavirus Aid, Relief, and Economic Security Act) of 2020. Payments of principal and interest were deferred for the first ten months following the Origination Date, and the PPP Loan was maturing in two years after the Origination Date. Following the deferral period, the Company will be required to make payments of principal and interest accrued under the PPP Loan in monthly installments of $36 and taking into consideration any portion of the PPP Loan that may be forgiven prior to that time. The PPP Loan bore interest at 1%. On December 30, 2020, the Company applied for loan forgiveness under the CARES Act and the monthly installment payments have been further deferred until notification of any loan forgiveness. The Company believes it meets the eligibility and requirements for debt forgiveness; however, it cannot be certain of any such forgiveness until all steps of the application have been completed and approved. Therefore, the PPP Loan’s outstanding debt and accrued interest balance is reported as long-term debt on the balance sheet as of December 31, 2020.